Prepaid taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Prepaid taxes [Abstract]
Disclosure Of Detailed Information About Prepaid Taxes [text block]
Amounts in US$ '000	2017	2016
V.A.T.	27,674	14,052
Income tax payments in advance	1,258	4,517
Other prepaid taxes	939	98
Total prepaid taxes	29,871	18,667
Classified as follows:
Current	26,048	15,815
Non current	3,823	2,852
Total prepaid taxes	29,871	18,667